Finance Costs	12 Months Ended
Jun. 30, 2018
Analysis of income and expense [abstract]
Finance Costs
Finance Costs

	2018 £’000	2017 £’000	2016 £’000
Interest charge on bank borrowings	£561	£286	£79
Interest charge on leases	8	22	35
Foreign exchange loss	17	967	—
Other interest charge	3	100	56
Fair value movement of financial liabilities	229	—	—
Total	£818	£1,375	£170